FAIR VALUE MEASUREMENTS (Narrative) (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Derivative [Line Items]
Investment Income, Net	¥ (193,536)	$ (28,548)	¥ (1,639,839)
Derivative Liabilities Current	26,381,687				$ 3,891,506	¥ 10,364,075
Derivative, Loss on Derivative | ¥	¥ 16,017,612
Forward Contracts [Member]
Derivative [Line Items]
Derivative, notional amount | $					$ 20,000,000
Remaining maturity of foreign currency derivative				12 months
Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, notional amount | $				$ 70,000,000
Remaining maturity of foreign currency derivative	12 months	12 months
Investment Income, Net | ¥			¥ 3,100,000